Basis of presentation - cost of revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Interest expense from financial services and write-downs of assets included in cost of revenue	€ 75	€ 68	€ 91
Decrease In assets sold with buy-back commitment related in cost of revenue	€ 293	€ 397	€ 384